Fair Value Measurements and Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Financing Receivable, Credit Quality Indicators [Table]
Total Lease and Financing Lease Receivable Originated current year	$ 991
Total Lease and Financing Lease Receivable Originated two years prior to the latest fiscal year	211,939
Total Lease and Financing Lease Receivable Originated four years prior to the latest fiscal year	73,375
Total Lease and Financing Lease Receivable Originated five or more years prior to the latest fiscal year	374,574
Total Lease and Financing Lease Receivable	660,879
Performing Financial Instruments
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated in Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year	211,939
Direct Financing Lease, Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	332,308
Direct Financing Lease, Net Investment in Lease	544,247
Performing Financial Instruments | Corporate Joint Venture
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated in Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	332,308
Direct Financing Lease, Net Investment in Lease	332,308
Performing Financial Instruments | Subsidiaries
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated in Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year	211,939
Direct Financing Lease, Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	0
Direct Financing Lease, Net Investment in Lease	211,939
Performing Financial Instruments | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated in Current Fiscal Year	991
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	42,266
Financing Receivable, before Allowance for Credit Loss	116,632
Performing Financial Instruments | Exmar Lpg Bvba | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated in Current Fiscal Year	0
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	42,266
Financing Receivable, before Allowance for Credit Loss	42,266
Performing Financial Instruments | Bahrain LNG Joint Venture | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated in Current Fiscal Year	0
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	73,375
Performing Financial Instruments | Angola Joint Venture | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated in Current Fiscal Year	991
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	$ 991